Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year	$ 230.9	$ 244.0
Other	(1.2)	0.0
Goodwill, end of year	$ 223.3	230.9
Forecast benchmark commodity price, average increase, percent	1.00%
Saskatchewan gas infrastructure
Schedule of Goodwill [Roll Forward]
Asset dispositions	$ (6.4)	0.0
Southeast Saskatchewan
Schedule of Goodwill [Roll Forward]
Asset dispositions	$ 0.0	$ 13.1